Investments in affiliates and joint ventures - Summary of Movement in Investments In Affiliates and Joint Ventures (Details) - CAD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Balance, beginning of the year		$ 81,435	$ 75,637
Additions arising from the acquisition of MacKellar		0	85
Share of net income		15,299	25,199
Dividends and advances received from affiliates and joint ventures		(7,336)	(21,543)
Derecognition of BNA		(4,061)	0
Intercompany eliminations and other		(645)	2,057
Balance, end of the year		$ 84,692	$ 81,435
BNA Remanufacturing Limited Partnership
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Additions arising from the acquisition of MacKellar	$ 4,210
Ownership percentage	50.00%
BSC Holdings, ULC
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Ownership percentage	100.00%